Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 JPY (¥) Entity	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥)	Jan. 01, 2018 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ (9,775)	¥ (2)	¥ (22,149)
Advertising expenses	61,207	58,707	80,907
Shipping and handling cost	52,953	44,296	52,504
Adjustments for New Accounting Pronouncement | Operating Income Loss and Other Income
Significant Accounting Policies [Line Items]
Decrease in operating profit and increase in other income	9,874	12,441	¥ 11,352
Other Current Liabilities
Significant Accounting Policies [Line Items]
Deferred revenue	¥ 125,965	102,298
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	6 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	17 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	5 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 70,500	¥ 30,500
Subsequent Event | Retained Earnings | Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings				¥ 5,343
Consolidated Net Sales | HP Inc. | Office Business Unit | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.10%	14.80%	17.80%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	18
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	30